Note 9 (Tables)	12 Months Ended
Dec. 31, 2023
Cash Cash balances at central banks and other demand deposits [Abstract]
Cash Cash Balances At Central Banks And Other Demand Deposits [Table Text Block]
The breakdown of the balance under the heading “Cash, cash balances at central banks and other demand deposits” in the consolidated balance sheets is as follows:

Cash, cash balances at central banks and other demand deposits (Millions of Euros)
	Notes	2023	2022	2021
Cash on hand		7,751	6,533	6,877
Cash balances at central banks		60,750	67,314	55,004
Other demand deposits		6,916	5,909	5,918
Total	8.2	75,416	79,756	67,799